Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
1
Shares Security Description Value
Common Stock - 92.9%
Communication Services - 1.6%
21,750 Integral Ad Science Holding
Corp.
(a)
$ 310,372
10,920 Iridium Communications, Inc. 676,276
986,648
Consumer Discretionary - 13.8%
11,335 Academy Sports & Outdoors, Inc. 739,609
10,210 BJ's Restaurants, Inc.
(a)
297,519
8,335 Boot Barn Holdings, Inc.
(a)
638,794
65,170 Bowlero Corp.
(a)
1,104,631
7,170 Crocs, Inc.
(a)
906,575
9,235 Foot Locker, Inc. 366,537
3,140 Fox Factory Holding Corp.
(a)
381,102
6,055 Meritage Homes Corp. 706,982
16,550 Taylor Morrison Home Corp.,
Class A
(a)
633,203
4,945 Texas Roadhouse, Inc. 534,357
2,240 Visteon Corp.
(a)
351,299
7,075 Wingstop, Inc. 1,298,829
22,180 Xponential Fitness, Inc., Class A
(a)
674,050
8,633,487
Consumer Staples - 1.9%
10,655 elf Beauty, Inc.
(a)
877,439
25,115 The Beauty Health Co.
(a)
317,203
1,194,642
Energy - 3.2%
11,470 ChampionX Corp. 311,181
61,680 TechnipFMC PLC
(a)
841,932
14,565 Weatherford International PLC
(a)
864,433
2,017,546
Financials - 4.6%
5,930 Euronet Worldwide, Inc.
(a)
663,567
40,435 Flywire Corp.
(a)
1,187,172
3,400 Kinsale Capital Group, Inc. 1,020,510
2,871,249
Health-Care - 6.3%
7,325 Apellis Pharmaceuticals, Inc.
(a)
483,157
4,975 Axonics, Inc.
(a)
271,436
5,375 Intra-Cellular Therapies, Inc.
(a)
291,056
14,750 Natera, Inc.
(a)
818,920
12,220 TransMedics Group, Inc.
(a)
925,421
20,110 Vericel Corp.
(a)
589,625
32,440 Viking Therapeutics, Inc.
(a)
540,126
3,919,741
Health-Care Equipment & Services - 14.5%
67,865 Accolade, Inc.
(a)
975,899
8,125 Addus HomeCare Corp.
(a)
867,425
82,460 Alphatec Holdings, Inc.
(a)
1,286,376
27,375 Evolent Health, Inc., Class A
(a)
888,319
Shares Security Description Value
Health-Care Equipment & Services - 14.5% (continued)
3,955 Haemonetics Corp.
(a)
$ 327,276
7,760 Inari Medical, Inc.
(a)
479,103
1,020 Inspire Medical Systems, Inc.
(a)
238,751
12,400 Lantheus Holdings, Inc.
(a)
1,023,744
44,340 NeoGenomics, Inc.
(a)
771,959
3,045 Penumbra, Inc.
(a)
848,611
3,580 Phreesia, Inc.
(a)
115,598
13,715 Supernus Pharmaceuticals, Inc.
(a)
496,895
12,905 Surgery Partners, Inc.
(a)
444,835
3,245 The Ensign Group, Inc. 310,027
9,074,818
Industrials - 20.8%
2,120 AeroVironment, Inc.
(a)
194,319
7,785 Applied Industrial Technologies,
Inc. 1,106,482
10,090 Arcosa, Inc. 636,780
3,575 Chart Industries, Inc.
(a)
448,305
5,225 Clean Harbors, Inc.
(a)
744,876
5,955 Comfort Systems USA, Inc. 869,192
1,850 FTI Consulting, Inc.
(a)
365,097
16,180 Huron Consulting Group, Inc.
(a)
1,300,387
4,590 Kirby Corp.
(a)
319,923
5,565 Knight-Swift Transportation
Holdings, Inc. 314,868
46,535 Kratos Defense & Security
Solutions, Inc.
(a)
627,292
2,860 MYR Group, Inc.
(a)
360,389
26,745 NEXTracker, Inc., Class A
(a)
969,774
2,870 RBC Bearings, Inc.
(a)
667,935
1,440 Saia, Inc.
(a)
391,795
3,065 SiteOne Landscape Supply, Inc.
(a)
419,506
9,265 SPX Technologies, Inc.
(a)
653,924
28,885 Tecnoglass, Inc. 1,212,015
7,530 Terex Corp. 364,301
16,275 The AZEK Co., Inc.
(a)
383,113
12,925 WillScot Mobile Mini Holdings
Corp.
(a)
605,924
12,956,197
Information Technology - 20.8%
29,590 Aehr Test Systems
(a)
917,882
16,755 Allegro MicroSystems, Inc.
(a)
804,072
10,520 Alteryx, Inc., Class A
(a)
618,997
8,195 Axcelis Technologies, Inc.
(a)
1,091,984
5,695 Belden, Inc. 494,155
3,820 Digi International, Inc.
(a)
128,658
15,635 DigitalOcean Holdings, Inc.
(a)
612,423
37,515 indie Semiconductor, Inc.,
Class A
(a)
395,783
21,830 Intapp, Inc.
(a)
978,857

Lisanti Small Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
2
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized
as Level 2 in the hierarchy. Municipal securities, long-term U.S.
government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES
TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE
FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT.
THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE
FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN
SECURITY TYPES INVESTED BY THE FUND.
Shares Security Description Value
Information Technology - 20.8% (continued)
31,840 PagerDuty, Inc.
(a)
$ 1,113,763
22,870 PowerSchool Holdings, Inc.
(a)
453,283
9,950 PROS Holdings, Inc.
(a)
272,630
46,130 Samsara, Inc., Class A
(a)
909,684
14,910 Shift4 Payments, Inc., Class A
(a)
1,130,178
4,120 Silicon Laboratories, Inc.
(a)
721,371
6,490 SiTime Corp.
(a)
923,073
9,415 Sprout Social, Inc., Class A
(a)
573,185
5,720 SPS Commerce, Inc.
(a)
871,156
13,011,134
Materials - 1.4%
16,460 ATI, Inc.
(a)
649,511
5,480 Carpenter Technology Corp. 245,285
894,796
Technology - 4.0%
9,675 Impinj, Inc.
(a)
1,311,156
12,050 Lattice Semiconductor Corp.
(a)
1,150,775
2,461,931
Total Common Stock (Cost $51,424,923) 58,022,189
Shares Security Description Value
Money Market Fund - 7.3%
4,583,937 First American Treasury
Obligations Fund,
Class X, 4.72%
(b)
(Cost $4,583,937) 4,583,937
Investments, at value - 100.2% (Cost
$56,008,860) $ 62,606,126
Other Assets & Liabilities, Net - (0.2)% (124,347)
Net Assets - 100.0% $ 62,481,779
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March
31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 58,022,189
Level 2 - Other Significant Observable Inputs 4,583,937
Level 3 - Significant Unobservable Inputs –
Total $ 62,606,126